Mineral Properties (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	$ 74,816	$ 65,849	$ 60,483
Gross carrying amount [member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	200,753	191,786
Accumulated depreciation and amortisation [member]
Disclosure of mineral properties [Line Items]
Accumulated depletion and write-downs	(125,937)	(125,937)
Exploration and Evaluation Properties [Member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	63,356	54,611
Exploration and Evaluation Properties [Member] | Gross carrying amount [member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	70,366	61,621
Exploration and Evaluation Properties [Member] | Accumulated depreciation and amortisation [member]
Disclosure of mineral properties [Line Items]
Accumulated depletion and write-downs	(7,010)	(7,010)
Mining Operations Properties [Member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	11,460	11,238
Mining Operations Properties [Member] | Gross carrying amount [member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	130,387	130,165
Mining Operations Properties [Member] | Accumulated depreciation and amortisation [member]
Disclosure of mineral properties [Line Items]
Accumulated depletion and write-downs	$ (118,927)	$ (118,927)